BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of subsidiaries
Subsidiaries and divisions related to significant properties of the Company are accounted for as outlined below.

Name	Property (Location)	December 31, 2021	December 31, 2020	Type of Arrangement	Accounting Method
IAMGOLD Essakane S.A. ("Essakane S.A.")	Essakane mine (Burkina Faso)	90%	90%	Subsidiary	Consolidation
Rosebel Gold Mines N.V.[1]	Rosebel mine (Suriname)	95%	95%	Subsidiary	Consolidation
Doyon division including the Westwood mine[2]	Doyon division (Canada)	100%	100%	Division	Consolidation
Côté Gold division[2,3]	Côté Gold project (Canada)	70%	70%	Division	Proportionate share
IAMGOLD Boto S.A.	Boto Gold project (Senegal)	90%	90%	Subsidiary	Consolidation
Euro Ressources S.A.	France	90%	90%	Subsidiary	Consolidation
Merrex Gold Inc.	Diakha-Siribaya Gold project (Mali)	100%	100%	Subsidiary	Consolidation
1.On April 22, 2020, Rosebel Gold Mines N.V. ("Rosebel") signed an Unincorporated Joint Venture (“Rosebel UJV”) agreement with Staatsolie Maatschappij Suriname N.V. (“Staatsolie”) relating to the concession areas within the Rosebel UJV Area of Interest, which includes Saramacca. The Rosebel UJV excludes the existing Rosebel mining concession, which is 95% owned by Rosebel and 5% owned by the Republic of Suriname. Rosebel holds a 70% participating interest and Staatsolie holds a 30% participating interest in the Rosebel UJV on behalf of the Republic of Suriname.
2.Part of IAMGOLD Corporation.
3.The Company holds a 70% participating interest in the assets, liabilities, revenues and expenses through an unincorporated joint venture with Sumitomo Metal Mining Co. Ltd. with respect to the Côté Gold project. A third party holds various net profit interests and net participation interests in the mineral tenure comprising the project. The net interest of IAMGOLD in the mineral tenure comprising the current pit shell is approximately 64.75%.

Disclosure of joint ventures
Subsidiaries and divisions related to significant properties of the Company are accounted for as outlined below.

Name	Property (Location)	December 31, 2021	December 31, 2020	Type of Arrangement	Accounting Method
IAMGOLD Essakane S.A. ("Essakane S.A.")	Essakane mine (Burkina Faso)	90%	90%	Subsidiary	Consolidation
Rosebel Gold Mines N.V.[1]	Rosebel mine (Suriname)	95%	95%	Subsidiary	Consolidation
Doyon division including the Westwood mine[2]	Doyon division (Canada)	100%	100%	Division	Consolidation
Côté Gold division[2,3]	Côté Gold project (Canada)	70%	70%	Division	Proportionate share
IAMGOLD Boto S.A.	Boto Gold project (Senegal)	90%	90%	Subsidiary	Consolidation
Euro Ressources S.A.	France	90%	90%	Subsidiary	Consolidation
Merrex Gold Inc.	Diakha-Siribaya Gold project (Mali)	100%	100%	Subsidiary	Consolidation
1.On April 22, 2020, Rosebel Gold Mines N.V. ("Rosebel") signed an Unincorporated Joint Venture (“Rosebel UJV”) agreement with Staatsolie Maatschappij Suriname N.V. (“Staatsolie”) relating to the concession areas within the Rosebel UJV Area of Interest, which includes Saramacca. The Rosebel UJV excludes the existing Rosebel mining concession, which is 95% owned by Rosebel and 5% owned by the Republic of Suriname. Rosebel holds a 70% participating interest and Staatsolie holds a 30% participating interest in the Rosebel UJV on behalf of the Republic of Suriname.
2.Part of IAMGOLD Corporation.
3.The Company holds a 70% participating interest in the assets, liabilities, revenues and expenses through an unincorporated joint venture with Sumitomo Metal Mining Co. Ltd. with respect to the Côté Gold project. A third party holds various net profit interests and net participation interests in the mineral tenure comprising the project. The net interest of IAMGOLD in the mineral tenure comprising the current pit shell is approximately 64.75%.